OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Debt Securities

Atlas Senior Loan Fund XXI, Ltd.
Mezzanine Debt - Class E	13.33%	(SOFR + 9.04%)	7/20/2023	7/20/2035	$1,450,000	$1,364,663	$1,467,822	0.9%

Brightwood Capital MM CLO 2023-1, Ltd.
Mezzanine Debt - Class E	14.66%	(SOFR + 10.36%)	9/28/2023	10/15/2035	1,882,451	1,736,133	1,920,767	1.2%

Elevation CLO 2023-17, Ltd.
Mezzanine Debt - Class E	12.45%	(SOFR + 8.16%)	11/16/2023	10/20/2036	2,000,000	1,901,004	2,022,050	1.2%

Empower CLO 2023-2, Ltd.
Mezzanine Debt - Class E	12.55%	(SOFR + 8.25%)	8/22/2023	7/15/2036	2,000,000	2,000,000	2,015,496	1.2%

Fortress Credit BSL VII Limited
Mezzanine Debt - Class E	11.69%	(SOFR + 7.14%)	8/1/2023	4/20/2033	3,750,000	3,482,056	3,750,173	2.3%

Gallatin CLO X 2023-1, Ltd.
Mezzanine Debt - Class E	12.51%	(SOFR + 8.22%)	9/7/2023	10/14/2035	4,000,000	3,833,242	4,011,939	2.4%

Niagara Park CLO, Ltd.
Mezzanine Debt - Class G(12)	0.00%	N/A	11/5/2024	1/17/2038	275,000	248,823	253,736	0.2%

Sound Point CLO 36, Ltd.
Mezzanine Debt - Class E	13.11%	(SOFR + 8.81%)	8/9/2023	7/26/2036	2,500,000	2,372,134	2,526,160	1.5%

Total CLO Debt Securities					$17,857,451	$16,938,055	$17,968,143	10.9%

1

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Equity Securities(6)

Allegro CLO XIV, Ltd.
Subordinated Notes	12.45%	N/A	8/23/2021	10/15/2034	$5,000,000	$3,610,186	$2,809,637	1.8%

Allegro CLO XV, Ltd.
Subordinated Notes	17.07%	N/A	6/10/2022	7/20/2035	4,640,000	3,125,951	2,767,116	1.7%

Allegro CLO XVI, Ltd.
Subordinated Notes	15.13%	N/A	4/11/2024	4/25/2037	6,490,084	4,656,276	4,845,132	2.9%

Anchorage Capital CLO 1-R, Ltd.
Subordinated Notes(7)(10)	0.00%	N/A	10/5/2018	4/13/2031	2,100,000	149,198	73,920	—%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	16.99%	N/A	11/16/2020	4/20/2035	6,170,000	5,042,927	4,137,103	2.5%

Apex Credit CLO 2021 Ltd.
Subordinated Notes	15.41%	N/A	5/28/2021	7/18/2034	7,140,000	5,012,551	4,107,431	2.5%

Apex Credit CLO 2022-I Ltd.
Subordinated Notes	7.70%	N/A	4/28/2022	4/22/2033	8,833,176	6,835,040	5,093,773	3.1%

Apex Credit CLO 2024-I Ltd.
Subordinated Notes	27.86%	N/A	3/7/2024	4/20/2036	3,600,000	2,428,812	2,950,013	1.8%

Ares LXXIV CLO Ltd.
Subordinated Notes	19.85%	N/A	9/12/2024	10/15/2037	10,000,000	9,172,568	9,172,568	5.6%

2

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Atlas Senior Loan Fund X, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	10/5/2018	1/15/2031	$5,000,000	$2,033,362	$281,507	0.2%

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	15.43%	N/A	9/20/2021	10/20/2034	6,000,000	4,231,134	3,159,734	1.9%

Battalion CLO IX Ltd.
Subordinated Notes - Income(7)	0.00%	N/A	10/10/2018	7/15/2031	1,079,022	461,618	94,188	0.1%
Subordinated Notes(7)	0.00%	N/A	10/10/2018	7/15/2031	1,770,978	757,618	154,589	0.1%
					2,850,000	1,219,236	248,777	0.2%
Battalion CLO XI Ltd.
Subordinated Notes	2.33%	N/A	3/20/2019	4/24/2034	5,000,000	3,187,917	1,905,766	1.2%

Battalion CLO XV Ltd.
Subordinated Notes	18.56%	N/A	5/4/2023	1/17/2033	3,500,000	1,621,194	1,549,406	0.9%
Subordinated Notes	18.56%	N/A	5/4/2023	1/17/2033	3,500,000	1,621,194	1,549,406	0.9%
					7,000,000	3,242,388	3,098,812	1.8%
Battalion CLO XIX Ltd.
Subordinated Notes	11.91%	N/A	3/16/2021	4/15/2034	5,000,000	2,613,708	1,963,598	1.2%

BlueMountain CLO XXVI Ltd.
Subordinated Notes	25.94%	N/A	8/9/2024	10/20/2034	4,000,000	2,059,769	2,156,857	1.3%

Bridge Street CLO III Ltd.
Subordinated Notes	42.46%	N/A	12/28/2022	10/20/2037	6,900,000	3,220,398	5,101,920	3.1%

Brightwood Capital MM CLO 2023-1, Ltd.
Subordinated Notes	11.49%	N/A	9/28/2023	10/15/2035	4,847,312	4,279,243	3,863,096	2.4%

3

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Canyon CLO 2019-1, Ltd.
Subordinated Notes	25.32%	N/A	8/22/2024	7/15/2037	$1,000,000	$493,591	$545,253	0.3%

Crown Point CLO 4 Ltd.
Subordinated Notes	0.42%	N/A	3/22/2019	4/20/2031	5,000,000	2,112,971	872,320	0.5%

Dryden 38 Senior Loan Fund
Subordinated Notes(7)	0.00%	N/A	10/5/2018	7/15/2030	2,600,000	1,074,076	385,973	0.2%

Dryden 76 CLO, Ltd.
Subordinated Notes	9.29%	N/A	9/27/2019	10/15/2037	4,378,500	2,498,351	1,697,131	1.0%

Dryden 83 CLO, Ltd.
Subordinated Notes	18.49%	N/A	9/17/2024	4/18/2037	21,000,000	9,943,593	9,751,603	6.0%

Dryden 87 CLO, Ltd.
Subordinated Notes	6.14%	N/A	6/2/2021	5/20/2034	5,000,000	3,921,211	2,752,183	1.7%

Dryden 95 CLO, Ltd.
Subordinated Notes	7.23%	N/A	7/29/2021	8/20/2034	6,000,000	4,521,730	3,096,154	1.9%

Dryden 98 CLO, Ltd.
Subordinated Notes	8.71%	N/A	3/17/2022	4/20/2035	5,500,000	4,153,180	3,008,174	1.8%

Dryden 112 CLO, Ltd.
Subordinated Notes	18.78%	N/A	9/4/2024	11/15/2036	11,200,000	5,817,179	5,728,986	3.5%

Eaton Vance CLO 2019-1, Ltd.
Subordinated Notes	19.10%	N/A	10/1/2024	7/15/2037	23,250,000	11,428,631	11,296,683	6.9%

4

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Elevation CLO 2017-8, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	10/5/2018	10/25/2030	$2,000,000	$616,930	$3,148	—%

Elevation CLO 2021-12, Ltd.
Subordinated Notes	8.21%	N/A	5/26/2021	4/20/2037	4,810,737	2,770,292	1,745,302	1.1%

Elevation CLO 2021-13, Ltd.
Subordinated Notes	1.25%	N/A	6/9/2021	7/15/2034	6,026,765	3,999,008	2,112,917	1.3%

Elevation CLO 2021-14, Ltd.
Subordinated Notes	1.47%	N/A	10/29/2021	10/20/2034	7,237,500	5,290,030	2,737,183	1.7%

Elevation CLO 2021-15, Ltd.
Subordinated Notes	2.19%	N/A	12/23/2021	1/5/2035	9,000,000	5,914,460	3,140,573	1.9%

Empower CLO 2023-3, Ltd.
Subordinated Notes	12.39%	N/A	12/21/2023	1/20/2037	10,675,000	7,078,042	6,710,299	4.1%

Empower CLO 2024-1, Ltd.
Subordinated Notes	13.69%	N/A	3/20/2024	4/25/2037	5,024,000	3,871,570	3,631,819	2.2%

Empower CLO 2024-2, Ltd.
Subordinated Notes	12.87%	N/A	6/26/2024	7/15/2037	1,350,000	1,129,285	1,050,869	0.6%

Generate CLO 14 Ltd.
Subordinated Notes	15.80%	N/A	9/27/2024	4/22/2037	21,000,000	16,177,715	16,294,253	9.9%

5

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	2.27%	N/A	3/20/2019	7/20/2031	$3,000,000	$1,405,626	$585,754	0.4%

HarbourView CLO VII, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	10/5/2018	11/18/2026	3,100,000	1,886,533	56,932	—%

ICG US CLO 2021-3, Ltd.
Subordinated Notes	32.82%	N/A	8/8/2024	10/20/2034	6,800,000	3,171,790	3,915,383	2.4%

Invesco CLO 2021-2, Ltd.
Subordinated Notes	19.60%	N/A	5/24/2024	7/15/2034	6,000,000	2,975,049	2,828,879	1.7%

Invesco U.S. CLO 2023-1, Ltd.
Subordinated Notes	16.91%	N/A	5/31/2024	4/22/2037	9,000,000	6,373,702	6,603,187	4.0%

Jamestown CLO XVI Ltd.
Subordinated Notes	13.52%	N/A	7/29/2021	7/25/2034	3,500,000	2,472,777	2,171,183	1.3%

LCM 31 Ltd.
Subordinated Notes	8.42%	N/A	12/18/2020	7/20/2034	1,350,000	858,909	604,501	0.4%

LCM 42 Ltd.
Subordinated Notes	16.91%	N/A	12/19/2024	1/15/2038	3,500,000	3,035,644	3,035,644	1.8%

Madison Park Funding XXIII, Ltd.
Subordinated Notes	9.31%	N/A	10/5/2018	7/27/2047	4,000,000	1,801,606	1,571,461	1.0%

6

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Madison Park Funding XXIX, Ltd.
Subordinated Notes	4.39%	N/A	12/22/2020	10/18/2047	$1,000,000	$514,577	$377,796	0.2%

Marble Point CLO XX Ltd.
Subordinated Notes	7.89%	N/A	4/9/2021	4/23/2051	5,125,000	3,545,838	2,591,275	1.6%

Marble Point CLO XXI Ltd.
Subordinated Notes	8.14%	N/A	8/24/2021	10/17/2051	5,250,000	3,692,573	2,647,069	1.6%

Marble Point CLO XXIII Ltd.
Subordinated Notes	10.27%	N/A	12/3/2021	1/22/2052	1,750,000	1,311,387	973,404	0.6%

MidOcean Credit CLO VII
Subordinated Notes - Income(7)(8)	0.00%	N/A	3/20/2019	7/15/2029	3,275,000	1,047,083	—	—%

MidOcean Credit CLO VIII
Subordinated Notes - Income(7)	0.00%	N/A	1/14/2019	2/20/2031	3,225,000	1,416,410	223,474	0.1%

MidOcean Credit CLO IX
Subordinated Notes - Income(7)(8)	0.00%	N/A	11/21/2018	7/20/2031	3,000,000	1,397,599	12,779	—%

Niagara Park CLO, Ltd.
Subordinated Notes	18.13%	N/A	11/8/2019	1/17/2038	4,500,000	3,130,080	3,379,143	2.1%

OCP CLO 2017-14, Ltd.
Subordinated Notes	16.75%	N/A	9/24/2024	7/20/2037	10,000,000	4,154,304	4,011,953	2.4%

Octagon Investment Partners 39, Ltd.
Subordinated Notes(7)	0.00%	N/A	2/27/2020	10/20/2030	3,600,000	1,404,161	535,500	0.3%

7

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Park Blue CLO 2022-II, Ltd.
Subordinated Notes	21.04%	N/A	9/27/2024	7/20/2037	$5,325,000	$3,267,882	$3,274,828	2.0%

PPM CLO 2 Ltd.
Subordinated Notes	21.61%	N/A	10/15/2024	4/16/2037	2,000,000	682,415	584,815	0.4%

Rockford Tower CLO 2019-1, Ltd.
Subordinated Notes	14.84%	N/A	8/25/2023	4/20/2034	4,500,000	2,430,086	1,925,634	1.2%

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%	N/A	11/2/2018	4/18/2031	4,000,000	599,847	—	—%

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	6.95%	N/A	3/28/2022	4/15/2035	5,000,000	3,275,070	2,186,275	1.3%

Trimaran CAVU 2021-2 Ltd.
Subordinated Notes	21.66%	N/A	8/20/2024	10/25/2034	2,000,000	891,592	907,985	0.6%

Trinitas CLO VIII, Ltd.
Subordinated Notes(7)	0.00%	N/A	4/28/2021	7/20/2117	2,800,000	1,312,385	275,287	0.2%

Vibrant CLO X, Ltd.
Subordinated Notes(7)(8)(10)	0.00%	N/A	5/23/2019	10/20/2031	8,000,000	2,720,176	—	—%

Vibrant CLO XIII, Ltd.
Subordinated Notes	15.62%	N/A	6/3/2021	1/15/2038	5,000,000	3,790,025	3,262,501	2.0%

Vibrant CLO XV, Ltd.
Subordinated Notes	21.48%	N/A	8/21/2023	1/20/2035	4,000,000	2,452,148	2,413,588	1.5%

8

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Voya CLO 2017-4, Ltd.
Subordinated Notes(7)(10)	0.00%	N/A	10/5/2018	10/15/2030	$1,000,000	$279,656	$—	—%

Voya CLO 2024-7, Ltd.
Subordinated Notes	16.46%	N/A	1/7/2025	1/20/2038	17,475,000	15,312,129	15,312,129	9.4%

Webster Park CLO, Ltd.
Subordinated Notes(7)(10)	0.00%	N/A	4/23/2021	7/20/2030	3,363,000	938,685	323,419	0.2%

Wildwood Park CLO, Ltd.
Subordinated Notes	14.74%	N/A	11/5/2024	10/20/2037	5,000,000	4,406,254	4,406,254	2.7%

Zais CLO 3, Limited
Subordinated Notes - Income(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,038,255	491,947	20,551	—%
Subordinated Notes(7)(8)	0.00%	N/A	10/10/2018	7/15/2031	1,761,745	834,659	34,871	—%
					2,800,000	1,326,606	55,422	—%

Total CLO Equity Securities					$405,861,074	$248,213,113	$205,351,037	125.2%

Loan Accumulation Facilities(11)

Allegro CLO XVII, Ltd.
Loan Accumulation Facility	17.50%	N/A	5/15/2024	4/26/2026	$6,500,000	$6,500,000	$6,500,000	4.0%

Dryden 123 CLO, Ltd.
Loan Accumulation Facility	15.50%	N/A	12/6/2024	5/14/2026	1,500,000	1,500,000	1,500,000	0.9%

9

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Fortress Credit Opportunities XXVII CLO B LLC
Loan Accumulation Facility	15.50%	N/A	1/27/2025	6/30/2026	$4,676,750	$4,676,750	$4,676,750	2.8%

Total Loan Accumulation Facilities					$12,676,750	$12,676,750	$12,676,750	7.7%

Other CLO equity-related investments
CLO other(9)	20.57%	N/A				$1,160,666	$1,548,625	0.9%

Total Investments					$436,395,275	$278,988,584	$237,544,555	144.7%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	OFS Credit Company, Inc. (the “Company”) does not “control” and is not an “affiliate” of any of its portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, the Company would be presumed to “control” a portfolio investment if it owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if the Company owned 5% or more of its voting securities.
(3)	The rate disclosed on collateralized loan obligation (“CLO”) equity and equity-related securities is the estimated effective yield, generally established at purchase, and re-evaluated upon the receipt of the initial distribution and each subsequent quarter thereafter. The estimated effective yield is based upon projected amounts and timing of future distributions and the projected amounts and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amounts and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflect the contractual interest rate, and exclude yield related to accretion of discounts. The rate disclosed on Loan Accumulation Facilities (as defined in footnote 11 below) represents the estimated yield to be earned on the investment through estimated redemption. As of January 31, 2025, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 13.46% (excludes discount accretion on CLO debt investments). Excluding optionally redeemed CLOs, the weighted average effective yield on total investments, based on current amortized cost, was 13.66%.
(4)	CLO debt securities bear interest at a rate determined by reference to three-month Secured Overnight Financing Rate (“SOFR”) which resets quarterly. The rate provided for each CLO debt security is as of January 31, 2025.
10

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2025

(Unaudited)

(5)	The fair value of all investments was determined in good faith by OFS Capital Management, LLC using significant, unobservable inputs.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the residual cash flow payments made by underlying securities of the CLO less contractual payments to debt holders and CLO-fund expenses, subject to compliance with coverage tests and other provisions of the respective CLO indenture, as applicable.
(7)	As of January 31, 2025, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated redemption, is less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.
(8)	Non-income producing. The Company has not recognized income on the security during the prior twelve-month period preceding the period-end date.
(9)	Fair value represents discounted cash flows associated with fee rebates earned from CLO equity-related investments.
(10)	As of January 31, 2025, the investment has been optionally redeemed and is in the process of liquidating. Remaining residual distributions are anticipated to be recognized as a return of capital up to the amount of current amortized cost, and realized gain for any amounts received in excess of current amortized cost, if applicable.
(11)	“Loan Accumulation Facilities” are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.
(12)	Represents a zero-coupon CLO debt security that does not have a contractual interest rate. The Company earns interest income on the accretion of the discount over the expected life of the security.
11